DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses) (Details) - Cash Flow Hedging [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (134)	$ (45)	$ 171
Foreign Exchange Option [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)		8	35
Foreign Exchange Forward [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (124)	(57)	107
Foreign Exchange Forward [Member] | Other Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (10)	$ 4	$ 29